Other Current Liability - Summary of Other Current Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous Current Liabilities [Abstract]
Liabilities arising from contracts with customers	$ 756
Dividend payable	565	$ 524
Deferred government grant	318
Onerous contracts provisions	42	555	$ 250
Other current liabilities	1,591	1,563
Total	$ 3,272	$ 2,642